Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments And Contingencies
December 31, 2026	$ 738,217
December 31, 2027	640,757
December 31, 2028	358,765
December 31, 2029	177,745
December 31, 2030 and thereafter	131,342
Finance Lease, Liability, to be Paid, Total	$ 2,046,826